24. Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2019
Shareholders' equity
Schedule of subscribed and paid up capital

The subscribed and paid up capital is represented as follows:

	2019	2018
Net value paid up	9,866,298	9,866,298

Value paid up	9,913,415	9,913,415
(-) Funding costs	(47,117)	(47,117)

Number of common shares	2,421,032,479	2,421,032,479

Schedule of reserves

The use of capital reserves is in accordance with the provisions of Article 200 of Law No. 6.404/76, which refers to corporate entities. These reserves consist of:

	2019	2018

	410,650	412,091

Special goodwill reserve	380,560	380,560
Stock options	30,090	31,531

Schedule of dividends calculation

As at December 31, 2019, dividends and interest on equity were calculated as shown below:

	2019	2018

Net income for the year	3,622,127	2,545,101
(-) Tax incentives not to be distributed	(194,161)	(146,455)
(-) Legal reserve constitution	(171,398)	(119,932)
Revised profit	3,256,568	2,278,714

Minimum dividends calculated considering 25% of the revised profit	814,142	569,679

Breakdown of dividends payable and interest on equity:
Interest on shareholders’ equity	995,438	849,994
Total dividends and interest on shareholders’ equity distributed and proposed	995,438	849,994
IRRF on interest on shareholders’ equity	(149,316)	(125,757)
Total dividends and interest on shareholders’ equity, net	846,122	724,237

Dividends per share (amount in reais), net of IRRF	0.35	0.30